Note 25 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 06, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Issued amount			$ 193,459	$ 180,556
Issued amount - share-based payment - employees (note 12.1(a))			640	484
Issued amount - Bilboes Gold Limited acquisition (note 5)			65,677
Issued amount			$ 264,192	$ 193,459
Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Issued amount - equity raise		$ 56,739
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued (in shares)			12,833,126	12,756,606
Issued amount			$ 83,471	$ 82,667
Issued amount - share-based payment - employees (note 12.1(a))			$ 0	$ 0
Shares issued- equity raise (in shares)	[1]		1,207,514
Issued amount - equity raise	[1]		$ 15,569
Issued amount - Bilboes Gold Limited acquisition (note 5)			$ 65,677
Number of fully paid shares issued (in shares)			19,188,073	12,833,126
Issued amount			$ 165,068	$ 83,471
Issued capital [member] | Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
- Bilboes Gold Limited acquisition (note 5) (in shares)			5,123,044
Issued amount - Bilboes Gold Limited acquisition (note 5)			$ 65,677
Issued capital [member] | Payments to employees [member]
Statement Line Items [Line Items]
Shares issued - share-based payment - employees (note 12.1(a)) (in shares)			24,389	76,520
Issued amount - share-based payment - employees (note 12.1(a))			$ 351	$ 804

[1]	Gross proceeds of $10,770 with a transaction cost of $846 were raised by issuing depository interests on the AIM of the London Stock Exchange Gross proceeds of $5,850 with a transaction cost of $205 were raised by issuing depository receipts on the VFEX. During quarter one of 2023, Mark Learmonth, Chief Executive Officer, and Toziyana Resources Limited, a company affiliated with Victor Gapare, executive Director of the Company, subscribed for 3,587 and 11,000 depositary interests respectively in the equity raise.